Restricted Net Assets - Additional Information (Details)	12 Months Ended
Dec. 31, 2024
Taiwan [Member]
Restricted Net Assets [Abstract]
Percentage of capital stock	10.00%
Minimum percentage of paid up capital to be maintained as legal reserve	25.00%
Thailand [Member] | Minimum [Member]
Restricted Net Assets [Abstract]
Percentage of capital stock	10.00%
Percentage of retained earnings to legal reserve	5.00%
Indonesia [Member]
Restricted Net Assets [Abstract]
Percentage of capital stock	20.00%